Related Party Balances and Transactions (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		4 Months Ended	12 Months Ended
	May 25, 2016	May 19, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Aggregated revenue						$ 62
Aggregate net amounts of lease expenses				807	604	411
Revenues aggregated total amount				$ 31	139	107
Reimburse expenses					730
Renovation and reimburse expenses					$ 585
Sale of ordinary shares		1,818,182		5,189	5,189
Follow-on public offering [Member]
Related Party Transaction [Line Items]
Public offering price per share	$ 11.00
Aggregate net amount of public offering	$ 21,279
RAD-BYNET Group [Member]
Related Party Transaction [Line Items]
Joint ownership percentage of principal shareholders				25.00%
AT&T Engagement [Member]
Related Party Transaction [Line Items]
Pursuant to AT&T Engagement				$ 24,528	$ 18,310
Executive Chairman [Member]
Related Party Transaction [Line Items]
Salary expenses			$ 30	183	180
Consultant [Member]
Related Party Transaction [Line Items]
Related party expense						$ 24
Director [Member]
Related Party Transaction [Line Items]
Sale of ordinary shares	200,000
Investment in issuance of ordinary shares	$ 2,200
Amdocs [Member]
Related Party Transaction [Line Items]
Pursuant to AT&T Engagement				$ 24,528	$ 18,322